 UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

________

FORM N-CSRS

________

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-23348

City National Rochdale Strategic Credit Fund

(Exact name of registrant as specified in charter)

________

400 Park Avenue

New York, New York 10022

(Address of principal executive offices) (Zip code)

Rochelle Levy

City National Rochdale, LLC

400 Park Avenue

New York, New York 10022

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-888-889-0799

Date of fiscal year end: May 31, 2024

Date of reporting period: November 30, 2023

Item 1. Reports to Stockholders.

A copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act or 1940, as amended (the “Act”) (17 CFR § 270.30e-1) is attached hereto.

CITY NATIONAL ROCHDALE STRATEGIC CREDIT FUND

2023 SEMI-ANNUAL REPORT

NOVEMBER 30, 2023

This report and the financial statements contained herein are provided for the general information of the shareholders of the City National Rochdale Strategic Credit Fund. This report is not authorized for distribution to prospective investors in City National Rochdale Strategic Credit Fund unless preceded or accompanied by an effective prospectus. Please remember that past performance is no guarantee of future results.

Shares of the City National Rochdale Strategic Credit Fund are not deposits or obligations of any bank, are not guaranteed by any bank, are not insured by the FDIC or any other agency and involve investment risks, including the possible loss of the principal amount invested.

TABLE OF CONTENTS

City National Rochdale Strategic Credit Fund Semi-Annual Report

2	Schedule of Investments
7	Statement of Assets and Liabilities
8	Statement of Operations
9	Statements of Changes in Net Assets
10	Statement of Cash Flows
11	Financial Highlights
12	Notes to Financial Statements
27	Disclosure of Fund Expenses

The Fund files its complete schedule of investments with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT within 60 days after the end of the period. The Fund’s Form N-PORT reports are available on the Commission’s website at https://www.sec.gov. The most current Schedule of Investments is available on the Fund’s website at www.citynationalrochdalefunds.com and without charge, upon request, by calling 1-888-889-0799.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to the Fund’s portfolio securities is available, and information on how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (1) without charge, upon request, by calling 1-888-889-0799, (2) on the Fund’s website at www.citynationalrochdalefunds.com, and (3) on the Commission’s website at https://www.sec.gov.

City National Rochdale Strategic Credit Fund | PAGE 1

schedule of investments
November 30, 2023 (unaudited)
City National Rochdale Strategic Credit Fund

Description	Face Amount (000)	Value (000)
Asset-Backed Securities [91.2%]
AIMCO CLO 17 Equity, Ser 2022-17A
15.580%, 07/20/35(A)	$10,250	$7,380
AIMCO CLO Equity, Ser 2021-15A
13.970%, 10/17/34(A)(B)(C)	9,750	6,548
Alinea CLO, Ser 2018-1A, Cl E
11.677%, TSFR3M + 6.262%, 07/20/31(B)(C)	1,000	903
ALM 2020, Ser 2020-1A, Cl D
11.656%, TSFR3M + 6.262%, 10/15/29(B)(C)	3,268	3,123
ALM 2020 CLO Equity, Ser 2020-1A
29.400%, 10/15/29(A)(B)(C)	5,025	1,517
Apidos CLO XL Equity, Ser 2022-4A
14.180%, 07/15/35(A)	2,250	1,513
Apidos CLO XXVIII Equity, Ser 2017-28A
32.490%, 01/20/31(A)(B)(C)	2,000	540
Apidos CLO XXX, Ser 2018-XXXA, Cl D
11.257%, TSFR3M + 5.862%, 10/18/31(B)(C)	1,000	933
Apidos CLO XXXII Equity, Ser 2019-32A
21.070%, 01/20/33(A)(B)(C)	4,400	2,470
Apidos CLO XXXV Equity, Ser 2021-35A
16.650%, 04/20/34(A)(B)(C)	500	297
Ares XL CLO, Ser 2016-40A, Cl DR
12.006%, TSFR3M + 6.612%, 01/15/29(B)(C)	1,250	1,177
ARES XLVII CLO, Ser 2018-47A, Cl E
11.156%, TSFR3M + 5.762%, 04/15/30(B)(C)	2,000	1,728
Barings CLO, Ser 2017-2A, Cl ER
12.127%, TSFR3M + 6.712%, 10/20/30(B)(C)	2,500	2,274
Barings CLO Equity, Ser 2018-2
28.180%, 04/15/30(A)	1,000	330
Battalion CLO XVI Equity, Ser 2019-16A
28.330%, 12/19/32(A)(B)(C)	2,500	1,163
Betony CLO 2, Ser 2018-1A, Cl D
11.302%, TSFR3M + 5.912%, 04/30/31(B)(C)	1,500	1,342
BlueMountain CLO, Ser 2015-4A, Cl ER
11.627%, TSFR3M + 6.212%, 04/20/30(B)(C)	1,763	1,491
BlueMountain CLO, Ser 2018-1A, Cl E
11.602%, TSFR3M + 6.212%, 07/30/30(B)(C)	500	398
BlueMountain CLO, Ser 2018-3A, Cl E
11.590%, TSFR3M + 6.212%, 10/25/30(B)(C)	750	637
BlueMountain CLO Equity, Ser 2012-2A
0.000%, 11/20/28*(A)(B)(C)	2,750	48
BlueMountain CLO Equity, Ser 2016-1A
0.000%, 04/20/27(A)(B)(C)(D)	4,925	5
BlueMountain CLO XXII Equity, Ser 2018-22A
40.290%, 07/15/31(A)(B)(C)	3,500	998
BlueMountain CLO XXIII Equity, Ser 2018-23A
35.260%, 10/20/31(A)(B)(C)	6,500	2,287
BlueMountain Fuji US CLO I, Ser 2017-1A, Cl E
11.677%, TSFR3M + 6.262%, 07/20/29(B)(C)	1,500	1,235
BlueMountain Fuji US CLO II Equity, Ser 2017-2A
47.890%, 10/20/30(A)(B)(C)	1,500	308
BlueMountain Fuji US CLO III Equity, Ser 2017-3A
40.560%, 01/15/30(A)(B)(C)	2,475	617
Burnham Park CLO Equity, Ser 2016-1A
21.530%, 10/20/29(A)(B)(C)	16,576	2,901
Carlyle Global Market Strategies CLO, Ser 2013-3A, Cl DR
11.156%, TSFR3M + 5.762%, 10/15/30(B)(C)	400	346
Carlyle Global Market Strategies CLO, Ser 2014-1A, Cl ER
11.064%, TSFR3M + 5.662%, 04/17/31(B)(C)	3,400	2,740

See accompanying notes to financial statements.

City National Rochdale Strategic Credit Fund | PAGE 2

schedule of investments
November 30, 2023 (unaudited)
City National Rochdale Strategic Credit Fund (continued)

Description	Face Amount (000)	Value (000)
Carlyle Global Market Strategies CLO Equity, Ser 2014-1A
0.000%, 04/17/31*(A)(B)(C)	$500	$77
Carlyle Global Market Strategies CLO Equity, Ser 2015-1A
74.490%, 07/20/31(A)(B)(C)	613	25
Carlyle Global Market Strategies CLO Equity, Ser 2021-5A
16.790%, 07/20/34(A)(C)	7,250	4,609
Carlyle US CLO, Ser 2017-1A, Cl D
11.677%, TSFR3M + 6.262%, 04/20/31(B)(C)	3,300	2,749
Carlyle US CLO Equity, Ser 2017-2A
42.570%, 07/20/31(A)(B)(C)	4,750	665
Carlyle US CLO Equity, Ser 2018-1A
30.970%, 04/20/31(A)(B)(C)	600	150
Crown Point CLO IV, Ser 2018-4A, Cl E
11.177%, TSFR3M + 5.762%, 04/20/31(B)(C)	1,000	779
Dryden 33 Senior Loan Fund Equity, Ser 2014-33A, Cl R
0.000%, 04/15/29(A)(B)(C)(D)	7,100	1
Dryden 40 Senior Loan Fund, Ser 2018-40A, Cl FR
13.501%, TSFR3M + 8.122%, 08/15/31(B)(C)	500	346
Dryden 75 CLO Equity, Ser 2019-75A
22.850%, 04/14/34(A)(B)(C)	500	290
Dryden 93 CLO Equity, Ser 2021-93A
22.560%, 01/15/34(A)(B)(C)	13,250	6,194
Dryden 95 CLO Equity, Ser 2021-95A
21.050%, 08/20/34(A)(B)(C)	2,000	1,138
Eaton Vance CLO Equity, Ser 2020-1A
16.150%, 10/15/34(A)(B)(C)	5,640	3,831
Elmwood IX CLO Equity, Ser 2021-2A
14.830%, 07/20/34(A)(B)(C)	9,650	7,249
Flatiron CLO 18 Equity, Ser 2018-1A
20.350%, 04/17/31(A)(B)(C)	750	338
Flatiron RR CLO 22 Equity, Ser 2021-2A
15.470%, 10/15/34(A)(B)(C)	8,750	6,766
Flatiron Warehouse CLO 25 Equity, Ser 02/24/2022
0.000%, 11/23/25(A)(E)	2,579	3,172
Flatiron Warehouse CLO 25 Equity, Ser 07/13/2022
0.000%, 11/23/25(A)(E)	2,450	2,924
Flatiron Warehouse CLO 25 Equity, Ser 12/13/2021
0.000%, 11/23/25(A)(E)	2,450	3,041
Galaxy XXIV CLO, Ser 2017-24A, Cl E
11.156%, TSFR3M + 5.762%, 01/15/31(B)(C)	750	697
Greenwood Park CLO Equity, Ser 2018-1A
31.090%, 04/15/31(A)(B)(C)	12,075	3,321
Grippen Park CLO, Ser 2017-1A, Cl E
11.377%, TSFR3M + 5.962%, 01/20/30(B)(C)	500	471
Grippen Park CLO Equity, Ser 2017-1A
14.190%, 01/20/30(A)(B)(C)	500	103
Highbridge Loan Management, Ser 2014-3A, Cl DR
12.157%, TSFR3M + 6.762%, 07/18/29(B)(C)	700	627
Highbridge Loan Management, Ser 2014-4A, Cl DR
11.202%, TSFR3M + 5.812%, 01/28/30(B)(C)	788	719
Jamestown CLO II Equity, Ser 2013-2A
0.000%, 04/22/30(A)(B)(C)(D)	750	2
Jefferson Mill CLO, Ser 2018-1A, Cl ER
12.127%, TSFR3M + 6.712%, 10/20/31(B)(C)	1,040	883
LCM XV, Ser 2017-15A, Cl ER
12.177%, TSFR3M + 6.762%, 07/20/30(B)(C)	3,000	2,211
LCM XXII, Ser 2018-22A, Cl DR
11.177%, TSFR3M + 5.762%, 10/20/28(B)(C)	1,250	1,005
LCM XXIII, Ser 2016-23A, Cl D
12.727%, TSFR3M + 7.312%, 10/20/29(B)(C)	500	333
Magnetite VII, Ser 2012-7A, Cl ER2
12.156%, TSFR3M + 6.762%, 01/15/28(B)(C)	2,000	1,801

See accompanying notes to financial statements.

City National Rochdale Strategic Credit Fund | PAGE 3

schedule of investments
November 30, 2023 (unaudited)
City National Rochdale Strategic Credit Fund (continued)

Description	Face Amount (000)	Value (000)
Magnetite XVI Equity, Ser 2015-16A
33.250%, 01/18/28(A)(B)(C)	$750	$23
Midocean Credit CLO IX Equity, Ser 2018-9A
75.960%, 07/20/31(A)(B)(C)	750	120
Morgan Stanley Eaton Vance CLO Equity, Ser 2021-1A
18.020%, 10/23/34(A)(B)(C)	12,000	7,376
Morgan Stanley Eaton Vance CLO Equity, Ser 2022-16A
15.600%, 04/15/35(A)(B)(C)	8,750	6,738
Neuberger Berman CLO Equity, Ser 2021-42A
16.300%, 07/16/35(A)	2,000	1,432
Neuberger Berman Loan Advisers CLO 26 Equity, Ser 2017-26A
24.450%, 10/18/30(A)(B)(C)	800	304
Neuberger Berman Loan Advisers CLO 27 Equity, Ser 2018-27A
21.430%, 01/15/30(A)(B)(C)	500	195
Neuberger Berman Loan Advisers CLO 40 Equity, Ser 2021-40A
19.000%, 04/16/33(A)(B)(C)	500	281
Neuberger Berman Loan Advisers CLO 46 Equity, Ser 2021-46A
15.330%, 01/20/36(A)(B)(C)	9,250	6,537
Octagon 55 CLO Equity, Ser 2021-1A
20.080%, 07/20/34(A)(B)(C)	1,250	684
Octagon Investment Partners, Ser 2018-18A, Cl D
11.166%, TSFR3M + 5.772%, 04/16/31(B)(C)	1,200	967
Octagon Investment Partners 26, Ser 2016-1A, Cl ER
11.056%, TSFR3M + 5.662%, 07/15/30(B)(C)	3,125	2,457
Octagon Investment Partners 30 Equity, Ser 2017-1A
34.090%, 03/17/30(A)(B)(C)	3,000	495
Octagon Investment Partners 31, Ser 2017-1A, Cl F
13.877%, TSFR3M + 8.462%, 07/20/30(B)(C)	700	541
Octagon Investment Partners 47 Equity, Ser 2020-1A
18.330%, 07/20/34(A)(B)(C)	2,000	1,110
Octagon Investment Partners CLO Equity, Ser 2018-1A
42.080%, 01/20/31(A)(B)(C)	2,250	429
Octagon Investment Partners XVII, Ser 2013-1A, Cl ER2
10.790%, TSFR3M + 5.412%, 01/25/31(B)(C)	1,581	1,265
Octagon Investment Partners XXII, Ser 2014-1A, Cl ERR
11.124%, TSFR3M + 5.712%, 01/22/30(B)(C)	5,000	4,303
Race Point VIII CLO, Ser 2013-8A, Cl ER
12.479%, TSFR3M + 7.112%, 02/20/30(B)(C)	5,000	4,108
Regatta XI Funding Equity, Ser 2018-1A
32.200%, 07/17/31(A)(B)(C)	500	137
Rockford Tower CLO Equity, Ser 2018-1A
33.650%, 05/20/31(A)(B)(C)	2,500	750
Rockford Tower CLO Equity, Ser 2021-1A
16.440%, 07/20/34(A)(B)(C)	4,100	2,952
Rockford Tower CLO Equity, Ser 2021-2A
17.900%, 07/20/34(A)(B)(C)	4,750	3,438
RR 3, Ser 2018-3A, Cl DR2
11.056%, TSFR3M + 5.662%, 01/15/30(B)(C)	1,046	922
RR 3 Equity, Ser 2018-3A
22.950%, 01/15/30(A)	3,750	769
Shackleton CLO, Ser 2013-3A, Cl ER
11.536%, TSFR3M + 6.142%, 07/15/30(B)(C)	3,000	2,526
Shackleton CLO, Ser 2017-11A, Cl E
11.941%, TSFR3M + 6.562%, 08/15/30(B)(C)	3,250	2,324
Shackleton CLO, Ser 2018-5RA, Cl E
11.792%, TSFR3M + 6.412%, 05/07/31(B)(C)	2,100	1,663
Shackleton CLO Equity, Ser 2019-14A
21.260%, 07/20/34(A)(B)(C)	500	353
Sound Point CLO II, Ser 2013-1A, Cl B2R
11.141%, TSFR3M + 5.762%, 01/26/31(B)(C)	599	388

See accompanying notes to financial statements.

City National Rochdale Strategic Credit Fund | PAGE 4

schedule of investments
November 30, 2023 (unaudited)
City National Rochdale Strategic Credit Fund (continued)

Description	Face Amount (000)	Value (000)
Sound Point CLO III-R, Ser 2013-2RA, Cl E
11.656%, TSFR3M + 6.262%, 04/15/29(B)(C)	$3,300	$2,375
Sound Point CLO IV-R Equity, Ser 2013-3RA
0.000%, 04/18/31*(A)(B)(C)	3,750	38
Sound Point CLO VIII-R, Ser 2015-1RA, Cl R2D2
10.806%, TSFR3M + 5.412%, 04/15/30(B)(C)	2,750	2,640
Sound Point CLO XIX, Ser 2018-1A, Cl E
11.306%, TSFR3M + 5.912%, 04/15/31(B)(C)	3,900	2,597
Sound Point CLO XIX Equity, Ser 2018-1A
50.120%, 04/15/31(A)(B)(C)	4,500	341
Sound Point CLO XVI, Ser 2017-2A, Cl E
11.740%, TSFR3M + 6.362%, 07/25/30(B)(C)	2,063	1,326
Sound Point CLO XVII, Ser 2017-3A, Cl D
12.177%, TSFR3M + 6.762%, 10/20/30(B)(C)	500	352
Sound Point CLO XVII Equity, Ser 2017-3A
28.220%, 10/20/30(A)(B)(C)	3,250	260
Sound Point CLO XVIII, Ser 2017-4A, Cl D
11.177%, TSFR3M + 5.762%, 01/21/31(B)(C)	3,000	1,899
Sound Point CLO XX, Ser 2018-2A, Cl D
8.641%, TSFR3M + 3.262%, 07/26/31(B)(C)	1,425	1,253
Sound Point CLO XX, Ser 2018-2A, Cl E
11.641%, TSFR3M + 6.262%, 07/26/31(B)(C)	3,000	1,933
Sound Point CLO XXI Equity, Ser 2018-3A
58.070%, 10/26/31(A)(B)(C)	1,000	150
Southwick Park CLO Equity, Ser 2019-4A
19.660%, 07/20/32(A)(B)(C)	2,000	1,225
Steele Creek CLO, Ser 2016-1A, Cl ER
11.421%, TSFR3M + 6.012%, 06/15/31(B)(C)	1,500	1,141
Steele Creek CLO, Ser 2017-1A, Cl E
11.856%, TSFR3M + 6.462%, 10/15/30(B)(C)	1,900	1,498
Steele Creek CLO, Ser 2018-1A, Cl E
11.406%, TSFR3M + 6.012%, 04/15/31(B)(C)	4,000	3,073
Steele Creek CLO Equity, Ser 2014-1RA
65.870%, 04/21/31(A)(B)(C)	21,168	808
Steele Creek CLO Equity, Ser 2017-1A
48.320%, 10/15/30(A)(B)(C)	2,500	350
Steele Creek CLO Equity, Ser 2018-2A
59.630%, 08/18/31(A)(B)(C)	2,500	408
Symphony CLO XXVI Equity, Ser 2021-26A
28.620%, 04/20/33(A)(B)(C)	6,500	1,780
Tallman Park CLO Equity, Ser 2021-1A
16.710%, 04/20/34(A)(B)(C)	12,765	8,016
TCW CLO Equity, Ser 2021-1A
20.890%, 03/18/34(A)(B)(C)	1,500	847
THL Credit Wind River CLO, Ser 2018-1A, Cl E
11.156%, TSFR3M + 5.762%, 07/15/30(B)(C)	2,500	2,179
Trestles CLO II, Ser 2018-2A, Cl D
11.390%, TSFR3M + 6.012%, 07/25/31(B)(C)	1,750	1,632
Upland CLO Equity, Ser 2021-46A
29.220%, 04/20/31(A)	2,500	1,113
Voya CLO, Ser 2016-2A, Cl DR
12.768%, TSFR3M + 7.372%, 07/19/28(B)(C)	1,500	1,330
Voya CLO, Ser 2017-1A, Cl D
11.764%, TSFR3M + 6.362%, 04/17/30(B)(C)	1,500	1,245
Voya CLO, Ser 2017-1A, Cl DR
11.307%, TSFR3M + 5.912%, 01/18/29(B)(C)	750	652
Voya CLO, Ser 2018-2A, Cl E
10.906%, TSFR3M + 5.512%, 07/15/31(B)(C)	875	736
Wehle Park CLO Equity, Ser 2014-1RA
16.530%, 04/21/35(A)	17,250	12,023

See accompanying notes to financial statements.

City National Rochdale Strategic Credit Fund | PAGE 5

schedule of investments
November 30, 2023 (unaudited)
City National Rochdale Strategic Credit Fund (concluded)

Description	Face Amount (000)	Value (000)
Wellfleet CLO, Ser 2015-1A, Cl ER3
12.727%, TSFR3M + 7.312%, 07/20/29(B)(C)	$1,000	$599
Wellfleet CLO, Ser 2016-1A, Cl ER
11.477%, TSFR3M + 6.062%, 04/20/28(B)(C)	1,250	1,064
Wellfleet CLO, Ser 2017-1A, Cl D
11.727%, TSFR3M + 6.312%, 04/20/29(B)(C)	2,550	2,130
Wellfleet CLO, Ser 2017-2A, Cl D
12.427%, TSFR3M + 7.012%, 10/20/29(B)(C)	3,150	2,350
Wellfleet CLO, Ser 2017-3A, Cl D
11.214%, TSFR3M + 5.812%, 01/17/31(B)(C)	750	535
Wellfleet CLO, Ser 2018-2A, Cl D
11.747%, TSFR3M + 6.332%, 10/20/31(B)(C)	750	621
Wellfleet CLO Equity, Ser 2020-2A
25.120%, 07/15/34(A)	5,000	2,477
York CLO 2 Equity, Ser 2015-1A
23.600%, 01/22/31(A)(B)(C)	750	332

Total Asset-Backed Securities
(Cost $306,277)		224,681

	Shares
Short-Term Investment [7.9%]
SEI Daily Income Trust Government Fund, Cl Institutional, 5.220%**	19,351,257	19,351

Total Short-Term Investment
(Cost $19,351)		19,351

Total Investments [99.1%]
(Cost $325,628)		$244,032

Percentages are based on net assets of $246,315 (000).

*	Non-income producing security.

**	The rate reported is the 7-day effective yield as of November 30, 2023.

(A)	Level 3 security in accordance with fair value hierarchy.

(B)

Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates for certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.

(C)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On November 30, 2023, the value of these securities amounted to $188,507 (000), representing 76.5% of the net assets of the Fund.

(D)

As of November 30, 2023, the investment has been called. Expected value of residual distributions, once received, is anticipated to be recognized as return of capital, pending any amortized cost, and/or, realized gain for any amounts received in excess of such amortized cost.

(E)	This is a CLO warehouse position, which is a loan accumulation vehicle. Loan accumulation vehicles are financing structures intended to aggregate loans that may be used to form the basis of a CLO.

Cl — Class

CLO — Collateralized Loan Obligation

Ser — Series

TSFR3M — 3 Month Term Secured Overnight Financing Rate

The following is a list of the inputs used as of November 30, 2023, in valuing the Fund’s investments carried at value (000):

Investments in Securities	Level 1	Level 2	Level 3	Total
Asset-Backed Securities	$—	$87,574	$137,107	$224,681
Short-Term Investment	19,351	—	—	19,351
Total Investments in Securities	$19,351	$87,574	$137,107	$244,032

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value as of November 30, 2023 (000):

Asset-Backed Securities
Beginning balance as of June 1, 2023	$138,961
Transfers into Level 3	—
Transfers out of Level 3	—
Amort	60
Purchases	4,124
Sales	(563)
Realized gain (loss)	(146)
Change in unrealized appreciation (depreciation)	(5,329)
Ending balance as of November 30, 2023	$137,107
Net change in unrealized appreciation (depreciation) attributable to Level 3 securities held at November 30, 2023	$(5,329)

See accompanying notes to financial statements.

City National Rochdale Strategic Credit Fund | PAGE 6

statement of assets and liabilities (000)
November 30, 2023 (unaudited)

City National Rochdale Strategic Credit Fund
ASSETS:
Cost of securities	$325,628
Investments in securities, at fair value	$244,032
Cash	54
Interest receivable	2,604
Receivable for capital shares issued	69
Prepaid expenses	20
Total Assets	246,779

LIABILITIES:
Investment advisory fees payable	273
Payable for legal fees	53
Shareholder servicing fees payable	50
Payable for pricing fees	45
Administration fees payable	16
Payable for trustee fees	1
Accrued expenses	26
Total Liabilities	464
Net Assets	$246,315

NET ASSETS:
Paid-in capital	$316,229
Total accumulated losses	(69,914)
Net Assets	$246,315

Net Assets	$246,315,490
Total shares outstanding at end of period	33,277,429
Net asset value, offering and redemption price per share
(net assets ÷ shares outstanding)	$7.40

See accompanying notes to financial statements.

City National Rochdale Strategic Credit Fund | PAGE 7

statement of operations (000)
For the six-month period ended November 30, 2023 (unaudited)

City National Rochdale Strategic Credit Fund
INVESTMENT INCOME:
Interest	$29,380
Dividends	338
Total Investment Income	29,718

EXPENSES:
Investment advisory fees	1,809
Shareholder servicing fees	301
Administration fees	96
Pricing fees	104
Professional fees	85
Legal fees	29
Transfer agent fees	29
Registration fees	22
Printing fees	15
Custody fees	13
Interest expense	2
Insurance and other expenses	4
Total Expenses	2,509
Less, waivers and/or reimbursements of:
Investment advisory fees	(156)
Net Expenses	2,353

Net investment income	27,365
Net realized gain from securities transactions	840
Net change in unrealized appreciation (depreciation) on investments	(1,543)
Net increase in net assets resulting from operations	$26,662

See accompanying notes to financial statements.

City National Rochdale Strategic Credit Fund | PAGE 8

statements of changes in net assets (000)
For the six-month period ended November 30, 2023 (unaudited) and the year ended May 31, 2023

	City National Rochdale Strategic Credit Fund	City National Rochdale Strategic Credit Fund
	5/31/2023- 11/30/2023	2023
OPERATIONS:
Net investment income	$27,365	$39,804
Net realized gain from security transactions	840	706
Net change in unrealized appreciation (depreciation) on investments	(1,543)	(41,619)
Net increase (decrease) in net assets resulting from operations	26,662	(1,109)
DISTRIBUTIONS:	(27,923)	(40,693)
CAPITAL SHARE TRANSACTIONS:
Class 1
Shares issued	19,534	60,794
Shares reinvested for distributions	10,350	15,288
Shares redeemed	(24,961)	(22,476)
Net increase in net assets from share transactions	4,923	53,606
Total increase in net assets	3,662	11,804

NET ASSETS:
Beginning of period/year	242,653	230,849
End of period/year	$246,315	$242,653

CAPITAL SHARE ISSUED AND REDEEMED:
Class 1
Shares issued	2,672	7,650
Shares reinvested for distributions	1,437	1,964
Shares redeemed	(3,345)	(2,827)
Net share transactions	764	6,787

See accompanying notes to financial statements.

City National Rochdale Strategic Credit Fund | PAGE 9

statement of cash flows (000)
For the six-month period ended November 30, 2023 (unaudited)

Cash Flows from Operating Activities:
Net Increase in Net Asset Resulting from Operations	$26,662
Adjustments to Reconcile Net Increase in Net Assets Resulting from Operations to Net Cash Provided by Operating Activities:
Purchases of investments	(94,592)
Proceeds from disposition of investment securities	91,620
Amortization of premium/accretion of discount on investments, net	(836)
Net realized (gain) from security transactions	(840)
Net change in unrealized (appreciation) depreciation on investments	1,543
Increase in interest receivable	(352)
Increase in prepaid expenses	(2)
Increase in payable for investment advisory fees	36
Decrease in shareholder servicing fees payable	(1)
Increase in payable for legal fees	53
Increase in payable for pricing fees	45
Decrease in accrued expenses	(213)
Net Cash Provided by Operating Activities	23,123

Cash Flows From Financing Activities
Cash distributions paid	$(17,573)
Proceeds from capital shares issued	19,465
Cost of capital shares redeemed	(24,961)
Net Cash (Used) in Financing Activities	(23,069)
Net Change in Cash	54
Cash at beginning of period	—
Cash at end of period	$54

Supplemental Disclosure of Cash Flow Information
Non-cash Financing Activities not included herein consist of
Reinvestments of Distributions	$10,350

Amount designated as “—” is $0.

See accompanying notes to financial statements.

City National Rochdale Strategic Credit Fund | PAGE 10

financial highlights
For a Share Outstanding Throughout each Year/Period Presented

	Net asset value beginning of year/ period	Net investment income†	Net realized and unrealized gains (loss) on securities	Total from operations	Total dividends and distributions	Net asset value end of year/ period	Total return‡	Net assets end of year/period (000)	Ratio of expenses to average net Assets	Ratio of expenses to average net assets (excluding waivers)	Ratio of net investment income to average net assets	Portfolio turnover rate‡‡
City National Rochdale Strategic Credit Fund
2023@	$7.46	$0.84	$(0.02)	$0.82	$(0.88)	$7.40	11.66%	$246,315	1.96%	2.09%	22.75%	2%
2023	8.97	1.36	(1.42)	(0.06)	(1.45)	7.46	(0.35)	242,653	1.95	2.12	17.21	8
2022	10.83	1.71	(1.49)	0.22	(2.08)	8.97	1.46	230,849	1.95	2.09	16.74	49
2021	8.64	0.95	2.22	3.17	(0.98)	10.83	38.39	163,214	1.95	2.27	9.56	62
2020	10.55	0.97	(2.06)	(1.09)	(0.82)	8.64	(10.54)	86,976	1.95	2.87	9.42	62
2019*	10.00	0.38	0.28	0.66	(0.11)	10.55	6.65	37,273	1.95	5.69	8.12	19

@	For the six-month period ended November 30, 2023 (unaudited). All ratios have been annualized.

*	The Fund commenced operations on December 19, 2018. All ratios have been annualized.

†	Per share calculations are based on average shares outstanding throughout each period.

‡

Fee waivers are in effect; if they had not been in effect, performance would have been lower. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

‡‡	Portfolio turnover rate is for the period indicated and has not been annualized.

See accompanying notes to financial statements.

City National Rochdale Strategic Credit Fund | PAGE 11

notes to financial statements
November 30, 2023 (unaudited)

1.	ORGANIZATION:

City National Rochdale Strategic Credit Fund (the “Fund”) is a Delaware statutory trust registered as an investment company under the Investment Company Act of 1940, as amended (the “1940 Act”), and was organized on February 26, 2018. The Fund is a continuously offered, non-diversified, closed-end management investment company. The Fund is an interval fund that offers to make quarterly repurchases of shares at net asset value (“NAV”).

The Fund commenced operations on December 19, 2018. The Fund’s investment adviser, City National Rochdale, LLC (the “Adviser”), a wholly-owned subsidiary of City National Bank, is responsible on a day-to-day basis for investment of the Fund’s portfolio in accordance with its investment objectives and principal investment strategies. The Adviser is registered as an investment adviser with the Securities and Exchange Commission (the “SEC”) under the Investment Advisers Act of 1940, as amended.

The Fund’s primary objective is to generate current income; its secondary objective is long-term capital appreciation.

There can be no assurance that the Fund will achieve its objectives. The Fund pursues its investment objectives by investing in a portfolio of debt securities and other credit-related investments including equity tranches of collateralized loan obligations (“CLOs”), equity interests in CLO warehouses, funds that invest primarily in debt securities, and derivatives that have similar economic characteristics to debt securities.

2.	SIGNIFICANT ACCOUNTING POLICIES:

The following is a summary of significant accounting policies followed by the Fund.

Use of Estimates – The Fund is an investment company that conforms with accounting principles generally accepted in the United States of America (“GAAP”). Therefore the Fund follows the accounting and reporting guidance for investment companies. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Security Valuation – Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ) are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, or, if there is no such reported sale, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price is used. If available, debt securities are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Debt obligations with remaining maturities of 60 days or less may be valued at their amortized cost, if the Adviser’s Fair Value Committee (the “Committee”) concludes that such amortized cost approximates market value after taking into account factors such as credit, liquidity and interest rate conditions as well as issuer specific factors. Investments in underlying registered investment companies are valued at their respective daily net assets in accordance with pricing procedures approved by their respective boards. The prices for foreign securities are reported in local currency and converted to U.S. Dollars using currency exchange rates. Prices for most securities held by the Fund are provided daily by recognized independent pricing agents. If a security price cannot be obtained from an independent, third-party pricing agent, the Fund seeks to obtain a bid price from one or more independent brokers.

Securities for which market prices are not “readily available” are valued in accordance with the fair value procedures (the “Fair Value Procedures”) approved by the Fund’s Board of Trustees (the “Board”). The Fund’s Fair Value Procedures are implemented through the Committee designated by the Adviser. Some of the more common reasons that may necessitate that a security be valued using the Fair Value Procedures include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when, under normal conditions, it would be open; for international securities, market events that occur after the close of the foreign markets that make closing prices not representative of fair value; or the security’s primary pricing source is not able or willing to provide a price. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee. As of November 30, 2023, there were no securities valued in accordance with the Fair Value Procedures.

In accordance with GAAP, the objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability, in an orderly transaction between market participants at the measurement date (an exit price). The fair value hierarchy gives the highest

City National Rochdale Strategic Credit Fund | PAGE 12

priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

●	Level 1 — Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

●	Level 2 — Quoted prices in inactive markets, or inputs that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

●	Level 3 — Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3, the fair value measurement of which considers several inputs, may include Level 1 or Level 2 inputs as components of the overall fair value measurement. Transfers in and out of the levels are recognized at the value at the end of the period.

The Fund categorizes some of its investments as Level 3. Additionally, an active market does not exist for the Fund’s Level 3 investments as of November 30, 2023. There were no unobservable inputs that have been internally developed in determining the fair value of the Fund’s investments as of November 30, 2023.

Security Transactions and Related Income – Security transactions are accounted for on the trade date of the security purchase or sale. Costs used in determining the net realized capital gains or losses on the sale of securities are those of the specific securities sold. Interest income is recognized on an accrual basis and dividend income is recognized on the ex-dividend date. Purchase discounts and premiums on securities held by the Fund are accreted and amortized to maturity using the scientific method, which is not materially different from the effective interest method, and approximates the effective interest method over the holding period of a security.

Collateralized Debt Obligations – To the extent consistent with its investment objectives and strategies, the Fund may invest in collateralized debt obligations (“CDOs”), which include CLOs and other similarly structured securities. CLOs are a type of asset-backed security. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior secured corporate bonds, unsecured corporate bonds, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. CDOs may charge management fees and administrative expenses.

Warehouse Investments — Prior to a CLO closing and issuing CLO securities to CLO investors, in anticipation of such CLO closing, a vehicle (often the future CLO issuer) will purchase and “warehouse” a portion of the underlying loans (and, in the case of European CLOs, bonds) that will be held by such CLO (the “Warehouse”). To finance the accumulation of these assets, a financing facility (a “Warehouse Facility”) is opened, equitized either by the entity or affiliates of the entity that will become the collateral manager of the CLO upon its closing and/or by third-party investors that may or may not invest in the CLO. The period from the date such Warehouse is opened and asset accumulation begins to the date the CLO closes is referred to as the “warehousing period.” The Fund may participate in SSOs during warehousing periods by providing equity capital in support of Warehouses. In practice, a Warehouse investment (“Warehouse Investment”) may be structured in a variety of legal forms (typically determined by the bank engaged to underwrite the associated CLO which will also typically be the provider of senior financing to the Warehouse), including by subscribing for equity interests or a subordinated debt investment in a special purpose vehicle that obtains a Warehouse Facility secured by the assets (primarily SSOs) that are accumulated in anticipation of the related CLO.

Below is a summary of the Fund’s capital commitments, capital funded and capital unfunded details for the following warehouse investments as of November 30, 2023:

Investments	Capital Commitments (000)	Capital Funded (000)	Capital Unfunded (000)	Capital Funded %	Capital Unfunded %
Flatiron CLO 25 WH	$9,079	$7,479	$1,600	82.4%	17.6%
	$9,079	$7,479	$1,600

Commitments and Contingencies – In the normal course of business, the Fund enters into contracts that provide general indemnifications by the Fund to the counterparty to the contract. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote. The Fund has determined that none of these arrangements requires disclosure on the Fund’s balance sheet.

Dividends and Distributions to Shareholders – Distributions from net realized capital gains are distributed to shareholders at least annually.

City National Rochdale Strategic Credit Fund | PAGE 13

notes to financial statements
November 30, 2023 (unaudited)

Income Taxes – The Fund intends to continue to qualify as a “regulated investment company” under Sub-chapter M of the Internal Revenue Code of 1986, as amended. If so qualified, the Fund will not be subject to federal income tax to the extent it distributes substantially all of its net investment income and net capital gains to its shareholders. Accordingly, no provisions for U.S. Federal income taxes would be required.

The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether it is “more-likely-than not” (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current period.

The Fund recognizes accrued interest and penalties associated with uncertain tax positions. Management has determined that there are no uncertain tax positions for the current tax year. Therefore, there was no income tax related interest and penalties recorded for the six-month period ended November 30, 2023.

3.	ADMINISTRATION, TRANSFER AGENT, DISTRIBUTION AND SHAREHOLDER SERVICES AGREEMENTS:

Pursuant to an Administration Agreement dated May 16, 2018, as amended (the “Agreement”), SEI Investments Global Funds Services (the “Administrator”), a wholly owned subsidiary of SEI Investments Company, acts as the Fund’s administrator. Under the terms of the Agreement, the Administrator is entitled to receive an annual fee based on the average daily net assets of the Fund, subject to a minimum annual fee.

U.S. Bank Global Fund Services (the “Transfer Agent”) serves as the Fund’s Transfer Agent, pursuant to a transfer agency agreement.

The Fund is subject to a shareholder service agreement that permits compensation to the Adviser and subjects the Fund to a fee of 0.25% of its average net assets for shareholder services provided to shareholders of the Fund. Because this fee is paid out of the Fund’s assets, over time the fee will increase the cost of a shareholder’s investment. For the six-month period ended November 30, 2023, the Fund incurred $301,492 in shareholder servicing fees.

4.	INVESTMENT ADVISORY FEES AND OTHER AGREEMENTS:

Under the terms of the advisory agreement between the Fund and the Adviser (the “Advisory Agreement”), the Fund pays the Adviser, as promptly as possible after the last day of each month, a fee for its investment advisory services in the amount of 1.50% of the Fund’s average daily net assets. Pursuant to the investment sub-advisory agreement by and between the Adviser and CIFC Investment Management LLC (the “Sub-Adviser” or “CIFC”) (the “Sub-Advisory Agreement”), the Adviser pays the Sub-Adviser out of the advisory fee it receives from the Fund a fee in the amount of 1.25% of the Fund’s average daily net assets.

The Adviser has contractually agreed to waive its management fee and/or reimburse expenses to the extent necessary to ensure that the Fund’s total annual operating expenses will not exceed 1.95% (after fee waivers and/or expense reimbursements, and exclusive of front-end or contingent deferred loads, taxes, interest, brokerage commissions, acquired fund fees or expenses, extraordinary expenses such as litigation expenses, and other expenses not incurred in the ordinary course of the Fund’s business). These arrangements will continue until October 1, 2024, and shall automatically renew for an additional one-year period unless sooner terminated by the Fund or by the Board upon 60 days’ written notice to the Adviser or termination of the advisory agreement between the Fund and the Adviser. The Adviser may recoup fees waived and expenses reimbursed for a period of three years following the date such reimbursement or reduction was made if such recoupment does not cause current expenses to exceed the expense limit for the Fund in effect at the time the expenses were paid/waived or any expense limit in effect at the time of recoupment. For the six-month period ended November 30, 2023, the Adviser earned investment advisory fees of $1,808,954. For this same period, the Adviser waived its investment advisory fee for operating expenses in the amount of $155,603. As of November 30, 2023, the fees which were previously waived by the Adviser which may be subject to possible future reimbursement, were as follows:

Fund	Expiring 2024	Expiring 2025	Expiring 2026	Total
Strategic Credit Fund	$325,666	$298,230	$424,666	$1,048,562

During the six-month period ended November 30, 2023, the Fund did not recapture any previously waived fees and/or reimbursed expenses.

City National Rochdale Strategic Credit Fund | PAGE 14

5.	INVESTMENT TRANSACTIONS:

The cost of security purchases and proceeds from the sale and maturities of securities, other than temporary investments in short-term securities for the six-month period ended November 30, 2023, were as follows:

	Purchases	Sales and Maturities
Fund	Other (000)	Other (000)
Strategic Credit Fund	$4,124	$10,342

6.	SHARE CAPITAL:

The Fund was initially capitalized on October 24, 2018, through the sale of 10,000 common shares for $100,000 ($10.00 per share).

The Fund is open to investors and generally accepts orders to purchase shares on a monthly basis. However, the Fund’s ability to accept orders to purchase shares may be limited, including during periods when, in the judgment of the Adviser, appropriate investments for the Fund are not available. All initial investments in the Fund by or through the Adviser, its advisory partners and its advisory affiliates will be subject to a $1,000,000 minimum per registered investment adviser or intermediary.

As an interval fund, the Fund makes periodic offers to repurchase a portion of its outstanding shares at NAV per share. The Fund has adopted a fundamental policy, which cannot be changed without shareholder approval, to make repurchase offers once every three months. The Fund’s repurchase offers were as follows:

Repurchase Date	Maximum Repurchase Offer Amount	% of Shares Tendered	Number of Shares Tendered (000)
December 21, 2022	8%	2.38%	702
March 24, 2023	8	1.96	629
June 23, 2023	8	3.38	1,099
September 22, 2023	8	2.86	947

Repurchase Date	NAV Price of Shares Tendered	Redemption Value of Shares Tendered (000)	Shares Outstanding on Repurchase Date, Before Repurchase (000)
December 21, 2022	$8.01	$5,625	29,540
March 24, 2023	7.15	4,495	32,054
June 23, 2023	7.52	8,265	32,513
September 22, 2023	7.75	7,342	33,152

For each repurchase offer, the Fund will offer to repurchase at least 5% of its total outstanding shares, unless the Fund’s Board of Trustees has approved a higher amount (but not more than 25% of total outstanding shares) for a particular repurchase offer. The Adviser currently expects under normal market circumstances to recommend that, at each repurchase offer, the Fund will offer to repurchase 8% of its total outstanding shares, subject to approval of the Board of Trustees. There is no guarantee that the Fund will offer to repurchase more than 8% of its total outstanding shares (including all classes of shares) in any repurchase offer, and there is no guarantee that shareholders will be able to sell shares in an amount or at the time the investor desires.

7.	FEDERAL TAX INFORMATION:

The timing and characterization of certain income and capital gains distributions are determined annually in accordance with Federal tax regulations, which may differ from U.S. GAAP. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital, and undistributed earnings, in the period that the differences arise. Permanent differences are primarily attributable to investments in passive foreign investment companies (“PFICs”). None of these permanent differences necessitate a charge to the paid in capital account.

The tax character of dividends and distributions declared during the years ended May 31, were as follows:

	Ordinary Income (000)	Long-Term Capital Gains (000)	Total (000)
May 31, 2023	$40,693	$—	$40,693
May 31, 2022	38,088	3,951	42,039

As of May 31, 2023, the components of accumulated losses on a tax basis were as follows (000):

Undistributed ordinary income	$14,156
Post October losses	(329)
Capital loss carryforwards	(598)
Unrealized appreciation (depreciation)	(81,882)
Total accumulated losses	$(68,653)

Post October losses represent losses realized on investment transactions from November 1, 2022 through May 31, 2023, that, in accordance with Federal income tax regulations, the Fund may defer and treat as having arisen in the following fiscal year.

City National Rochdale Strategic Credit Fund | PAGE 15

notes to financial statements
November 30, 2023 (unaudited)

During the year ended May 31, 2023, the Fund had $417,196 and $181,388 short-term and long-term capital loss carryforwards available to offset capital gains.

For Federal income tax purposes, the cost of investments owned at November 30, 2023, and the net realized gains or losses on investments sold for the period were different from amounts reported for financial reporting purposes. These differences are primarily due to investments in PFICs. The aggregate gross unrealized appreciation on investments, the aggregate gross unrealized depreciation on investments and the net unrealized appreciation (depreciation) for tax purposes as of November 30, 2023, for the Fund were as follows:

Fund	Federal Tax Cost (000)	Aggregate Gross Unrealized Appreciation (000)	Aggregate Gross Unrealized Depreciation (000)	Net Unrealized Appreciation (Depreciation) (000)
Strategic Credit Fund	$325,628	$4,105	$(85,701)	$(81,596)

Management has analyzed the Fund’s tax positions taken on Federal income tax returns for all open tax years and has concluded that as of November 30, 2023 no provision for income tax would be required in the Fund’s financial statements. The Fund’s Federal and state income and Federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

8.	CONCENTRATION OF RISK

As with all investment companies, a shareholder of the Fund is subject to the risk that his or her investment could lose money. Many factors affect the Fund’s performance. The Fund is subject to the principal risks disclosed in the Fund’s prospectus among other risks, any of which may adversely affect the Fund’s net asset value and ability to meet its investment objectives. Certain principal risks of investing in the Fund are noted below. A more complete description of risks is included in the Fund’s prospectus and statement of additional information.

General – The Fund is a non-diversified, closed-end management investment company designed primarily as a long-term investment and not as a trading tool. The Fund is not a complete investment program and should be considered only as an addition to an investor’s existing portfolio of investments. Due to uncertainty inherent in all investments, there can be no assurance that the Fund will achieve its investment objective. In addition, even though the Fund makes periodic offers to repurchase a portion of its outstanding shares to provide some liquidity to shareholders, shareholders should consider the Fund to be an illiquid investment.

Non-diversification risk – The Fund is classified as “non-diversified,” which means that it can invest a higher percentage of its assets in the securities of any one or more issuers than a diversified fund. Being non-diversified may magnify the Fund’s losses from adverse events affecting a particular issuer, and the value of its shares may be more volatile than if it invested more widely.

Debt securities risks – The value of debt securities may go up or down, sometimes rapidly and unpredictably, due to general market conditions, such as real or perceived adverse economic or political conditions, inflation, changes in interest rates, lack of liquidity in the bond markets or adverse investor sentiment. In addition, the value of a debt security may decline if the issuer or other obligor of the security fails to pay principal and/or interest, otherwise defaults or has its credit rating downgraded or is perceived to be less creditworthy, or the credit quality or value of any underlying assets declines. If the value of debt securities owned by the Fund fall, the value of your investment will go down. Below investment grade, high-yield debt securities (commonly known as “junk bonds”) have a higher risk of default and are considered speculative. Subordinated securities are more likely to suffer a credit loss than non-subordinated securities of the same issuer and will be disproportionately affected by a default, downgrade or perceived decline in creditworthiness. The Fund has a broad mandate with respect to the type and nature of debt investments in which it may participate.

The Fund has a broad mandate with respect to the type and nature of debt investments in which it may participate. While some of the debt securities in which the Fund will invest may be secured, the Fund also may invest in debt securities that are either unsecured and subordinated to substantial amounts of senior indebtedness, or a significant portion of which may be unsecured. In such instances, the ability of the Fund to influence an issuer’s affairs, especially during periods of financial distress or following an insolvency is likely to be substantially less than that of senior creditors. For example, under terms of subordination agreements, senior creditors are typically able to block the acceleration of the debt or other exercises by the Fund of its rights as a creditor. Accordingly, the Fund may not be able to take the steps necessary to protect its investments in a timely manner or at all. In addition, the debt securities in which the Fund will invest may not be protected by financial covenants or limitations upon additional indebtedness, may have limited liquidity and may not be rated by a credit rating agency.

Creditors of loans constituting the Fund’s assets may seek the protections afforded by bankruptcy, insolvency and other debtor relief laws. Bankruptcy proceedings are unpredictable. Additionally, the numerous risks inherent in the insolvency process create a potential risk of loss by the Fund of its entire

City National Rochdale Strategic Credit Fund | PAGE 16

investment in any particular investment. Insolvency laws may, in certain jurisdictions, result in a restructuring of the debt without the Fund’s consent under the “cramdown” provisions of applicable insolvency laws and may also result in a discharge of all or part of the debt without payment to the Fund.

Debt securities are also subject to other risks, including (i) the possible invalidation of an investment transaction as a “fraudulent conveyance,” (ii) the recovery of liens perfected or payments made on account of a debt in the period before an insolvency filing as a “preference,” (iii) equitable subordination claims by other creditors, (iv) so called “lender liability” claims by the issuer of the obligations, and (v) environmental liabilities that may arise with respect to collateral securing the obligations. Additionally, adverse credit events with respect to any issuer, such as missed or delayed payment of interest and/or principal, bankruptcy, receivership, or distressed exchange, can significantly diminish the value of the Fund’s investment in any such company. The Fund’s investments in debt securities may be subject to early redemption features, refinancing options, pre-payment options or similar provisions which, in each case, could result in the issuer repaying the principal on an obligation held by the Fund earlier than expected. Accordingly, there can be no assurance that the Fund’s investment objective will be realized.

Interest rate risk – The market prices of securities may fluctuate significantly when interest rates change. When interest rates rise, the value of debt (i.e., fixed income) securities generally falls. Recently, the U.S. Federal Reserve has been raising interest rates from historically low levels. It may continue to raise interest rates. Any additional interest rate increases in the future could cause the value of the Fund’s holdings to decrease. A general rise in interest rates may cause investors to move out of debt securities on a large scale, which could adversely affect the price and liquidity of debt securities. A change in interest rates will not have the same impact on all debt securities. Generally, the longer the maturity (i.e., measure of time remaining until the final payment on a security) or duration (i.e., measure of the underlying portfolio’s price sensitivity to changes in prevailing interest rates) of a debt security, the greater the impact of a rise in interest rates on the security’s value. For example, if interest rates increase by 1%, the value of the Fund’s portfolio with a portfolio duration of ten years would be expected to decrease by 10%, all other things being equal. In addition, different interest rate measures (such as short- and long-term interest rates and U.S. and foreign interest rates), or interest rates on different types of securities or securities of different issuers, may not necessarily change in the same amount or in the same direction.

Although CLOs are generally structured to mitigate the risk of interest rate mismatch, there may be some difference between the timing of interest rate resets on the assets and liabilities of a CLO. Such a mismatch in timing could have a negative effect on the amount of funds distributed to CLO investors. In addition, CLOs may not be able to enter into hedge agreements, even if it may otherwise be in the best interests of the CLO to hedge such interest rate risk.

As prevailing interest rates increase, some obligors may not be able to make the increased interest payments on loans or refinance their obligations, resulting in payment defaults and defaulted obligations. Many of the debt obligations underlying CLO or Warehouse Investments, and the debt issued by CLOs and Warehouses, bear interest at floating interest rates. Unlike fixed rate securities, floating rate securities generally will not increase in value if interest rates decline. Changes in interest rates also will affect the amount of interest income the Fund earns on its CLO and floating rate investments.

Credit risk – If an issuer or guarantor of a security held by the Fund or a counterparty to a financial contract with the Fund defaults on its obligation to pay principal and/ or interest, has its credit rating downgraded or is perceived to be less creditworthy, or the credit quality or value of any underlying assets declines, the value of your investment will decline. In addition, the Fund may incur expenses to protect the Fund’s interest in securities experiencing these events. A security may change in price for a variety of reasons. For example, floating rate securities may have final maturities of ten or more years, but their effective durations will tend to be very short. If there is an adverse credit event, or a perceived change in the issuer’s creditworthiness, these securities could experience a far greater negative price movement than would be predicted by the change in the security’s yield in relation to their effective duration. The Fund evaluates the credit quality of issuers and counterparties prior to investing in securities. Credit risk is broadly gauged by the credit ratings of the securities in which the Fund invests. However, ratings are only the opinions of the companies issuing them and are not guarantees as to quality. Securities rated in the lowest category of investment grade (Baa/BBB) may possess certain speculative characteristics.

Prepayment or call risk – Many issuers have a right to prepay their securities. If interest rates fall, an issuer may exercise this right. If this happens, the Fund would be forced to reinvest prepayment proceeds at a time when yields or securities available in the market are lower than the yield on the prepaid security. The Fund may also lose any premium it paid on the security.

Extension risk – When interest rates rise, repayments of debt securities, particularly asset- and mortgage-backed securities, may occur more slowly than anticipated, extending the effective duration of these debt securities at below market interest rates

City National Rochdale Strategic Credit Fund | PAGE 17

notes to financial statements
November 30, 2023 (unaudited)

and causing their market prices to decline more than they would have declined due to the rise in interest rates alone. This may cause the Fund’s NAV to be more volatile.

Risks relating to collateralized loan obligations – In the case of most CLOs, the structured finance securities are issued in multiple tranches, offering investors various maturity and credit risk characteristics, often categorized as senior, mezzanine and subordinated/equity according to their degree of risk. If there are defaults or the relevant collateral otherwise underperforms, scheduled payments to senior tranches of such securities take precedence over those of mezzanine tranches, and scheduled payments to mezzanine tranches have a priority in right of payment to subordinated/equity tranches. CLOs may therefore present risks similar to those of other types of debt obligations and, in fact, such risks may be of greater significance in the case of CLOs depending upon the ranking of the Fund’s investment in the capital structure. Investments in structured vehicles, including equity and junior debt tranches of CLOs, involve risks, including credit risk and market risk. Changes in interest rates and credit quality may cause significant price fluctuations.

In addition to the general risks associated with investing in debt securities, CLO securities carry additional risks, including: (i) the possibility that distributions from collateral assets will not be adequate to make interest or other payments; (ii) the quality of the collateral may decline in value or default; (iii) investments in CLO equity and junior debt tranches will likely be subordinate in right of payment to other senior classes of CLO debt; and (iv) the complex structure of a particular security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results. Additionally, changes in the collateral held by a CLO may cause payments on the instruments held by the Fund to be reduced, either temporarily or permanently. CLOs also may be subject to prepayment risk. Further, the performance of a CLO may be adversely affected by a variety of factors, including the security’s priority in the capital structure of the issuer thereof, the availability of any credit enhancement, the level and timing of payments and recoveries on and the characteristics of the underlying receivables, loans or other assets that are being securitized, remoteness of those assets from the originator or transferor, the adequacy of and ability to realize upon any related collateral and the capability of the servicer of the securitized assets. There are also the risks that the trustee of a CLO does not properly carry out its duties to the CLO, potentially resulting in loss to the CLO.

The complex structure of CLO securities may produce unexpected investment results, especially during times of market stress or volatility. The complexity of CLOs and related investments gives rise to the risk that investors, parties involved in their creation and issuance, and other parties with an interest in them may not have the same understanding of how these investments behave, or the rights that the various interested parties have with respect to them. Furthermore, the documents governing these investments may contain some ambiguities that are subject to differing interpretations. Even in the absence of such ambiguities, if a dispute were to arise concerning these instruments, there is a risk that a court or other tribunal might not fully understand all aspects of these investments and might rule in a manner contrary to both the terms and the intent of the documents. Therefore, the Fund cannot be fully assured that it will be able to enjoy all of the rights that it expects to have when it invests in CLOs and related investments.

Investing in securities of CLOs involves the possibility of investments being subject to potential losses arising from material misrepresentation or omission on the part of borrowers whose loans make up the assets of such entities. Such inaccuracy or incompleteness may adversely affect the valuation of the receivables or may adversely affect the ability of the relevant entity to perfect or effectuate a lien on the collateral securing its assets. The CLOs in which the Fund invests will rely upon the accuracy and completeness of representations made by the underlying borrowers to the extent reasonable, but cannot guarantee such accuracy or completeness. The quality of the Fund’s investments in CLOs is subject to the accuracy of representations made by the underlying borrowers and issuers. In addition, the Fund is subject to the risk that the systems used by the originators of CLOs to control for accuracy are defective. Under certain circumstances, payments to the Fund may be reclaimed if any such payment or distribution is later determined to have been a fraudulent conveyance or a preferential payment.

CLOs typically will have no significant assets other than the assets underlying such CLOs, including, but not limited to, secured loans, leveraged loans, project finance loans, unsecured loans, cash collateralized letters of credit and other asset-backed obligations, and/or instruments (each of which may be listed or unlisted and in bearer or registered form) that serve as collateral. Payments on the CLO securities are and will be payable solely from the cash flows from the collateral, net of all management fees and other expenses.

The failure by a CLO in which the Fund invests to satisfy financial covenants, including with respect to adequate collateralization and/or interest coverage tests, could lead to a reduction in its payments to the Fund. In the event that a CLO fails certain tests, holders of CLO senior debt may be entitled to additional payments that would, in turn, reduce the payments the Fund would otherwise be entitled to receive. Separately, the Fund may incur expenses to the extent necessary to seek recovery upon default or to negotiate new terms, which may include the

City National Rochdale Strategic Credit Fund | PAGE 18

waiver of certain financial covenants, with a defaulting CLO or any other investment the Fund may make. If any of these occur, it could materially and adversely affect the Fund’s returns.

The leveraged nature of CLOs magnifies the adverse impact of loan defaults. CLO investments represent a leveraged investment with respect to the underlying loans. As a result, changes in the market value of the CLO investments could be greater than the change in the market value of the underlying loans (which are subject to credit, liquidity and interest rate risk) and any event that negatively impacts an underlying investment could result in a substantial loss that would not be as substantial if the investment were not leveraged. The leverage varies depending on the seniority of the tranche. Equity tranches typically have leverage in excess of ten times.

The loans or bonds underlying CLOs typically have floating interest rates. A rising interest rate environment may increase loan defaults, resulting in losses for the CLOs and the Fund. Further, a general rise in interest rates will increase the financing costs of the CLOs. However, since many of the senior secured loans within a CLO have a reference rate (lending base rate) floor, there may not be corresponding increases in investment income constraining distributions to investors in the CLO.

The CLO equity and junior debt tranches that the Fund expects to acquire will be subordinated to, and will rank behind, more senior tranches of CLO debt. As such, CLO equity and junior debt tranches are subject to increased risks of default and greater risk of loss of all or a portion of their value relative to the holders of superior priority interests in the same CLO. In addition, at the time of issuance, CLO equity tranches are typically under-collateralized in that the liabilities of a CLO at inception frequently exceed its total assets. The Fund expects to often be in a first loss or subordinated position with respect to realized losses on the assets of the CLOs in which it is invested.

If an event of default occurs under an indenture, loan agreement or other document governing a Fund investment, the holders of a majority of the most senior class of outstanding notes or loans issued by such investment generally will be entitled to determine the remedies to be exercised under the indenture, loan agreement or other governing document. These remedies, which may include the sale and liquidation of the assets underlying the investment, could be adverse to the interests of the Fund in CLO equity or junior debt tranches. As a holder of an investment in CLO equity or junior debt tranches, the Fund typically will have no rights under the indenture, loan agreement or other document governing an investment and will not be able to exercise any remedies following an event of default as long as any more senior notes or loans are outstanding, nor will the Fund receive any payments after an event of default until the more senior notes or loans and certain other amounts have been paid in full.

Between the closing date and the effective date of a CLO, the CLO collateral manager will generally expect to purchase additional collateral obligations for the CLO. During this period, the price and availability of these collateral obligations may be adversely affected by a number of market factors, including price volatility and availability of investments suitable for the CLO, which could hamper the ability of the collateral manager to acquire a portfolio of collateral obligations that will satisfy specified concentration limitations and allow the CLO to reach the target initial par amount of collateral prior to the effective date. An inability or delay in reaching the target initial par amount of collateral may adversely affect the timing and amount of interest or principal payments received by the holders of the CLO debt securities and distributions on the CLO equity securities and could result in early redemptions which may cause CLO debt and equity investors to receive less than face value of their investment.

LIBOR transition risk. The debt obligations underlying CLO or Warehouse Investments, and the debt issued by CLOs and Warehouses, typically bear interest at a floating rate which historically has been based on the London Inter-Bank Offer Rate, or “LIBOR”. The United Kingdom Financial Conduct Authority (the “FCA”) previously announced that all LIBOR settings would either cease to be provided by any loan administrator, or no longer be representative immediately after December 31, 2021 for all GBP, EUR, CHF and JPY LIBOR settings and one-week and two-month USD LIBOR settings, and immediately after June 30, 2023 for the remaining USD LIBOR settings, including one-month and three-month USD LIBOR. Now that those deadlines have passed, LIBOR has generally been eliminated as a benchmark rate with respect to collateral loan obligation securities as well as leverage loans generally. Accordingly, it is expected that the debt obligations underlying CLO or Warehouse Investments, and the debt issued by CLOs and Warehouses, will have migrated away from LIBOR (to the extent previously applicable) or otherwise rely on a benchmark rate other than LIBOR, such as the Secured Overnight Financing Rate (“SOFR”).

SOFR is intended to be a broad measure of the cost of borrowing funds overnight in transactions that are collateralized by U.S. Treasury securities. SOFR is calculated based on transaction-level repo data collected from various sources. For each trading day, SOFR is calculated as a volume-weighted median rate derived from such data. SOFR is calculated and published by the FRBNY. If data from a given source required by the FRBNY to calculate SOFR is unavailable for any day, then the most recently available data for that segment will be used, with certain adjustments. If errors are discovered in the transaction data or the calculations underlying SOFR after its initial publication on a given day, SOFR may be republished at a later time that

City National Rochdale Strategic Credit Fund | PAGE 19

notes to financial statements
November 30, 2023 (unaudited)

day. Rate revisions will be effected only on the day of initial publication and will be republished only if the change in the rate exceeds one basis point.

Because SOFR is a financing rate based on overnight secured funding transactions, it differs fundamentally from LIBOR. LIBOR is intended to be an unsecured rate that represents interbank funding costs for different short-term maturities or tenors. It is a forward-looking rate reflecting expectations regarding interest rates for the applicable tenor. Thus, LIBOR is intended to be sensitive, in certain respects, to bank credit risk and to term interest rate risk. In contrast, SOFR is a secured overnight rate reflecting the credit of U.S. Treasury securities as collateral. Thus, it is largely insensitive to credit-risk considerations and to short-term interest rate risks. SOFR is a transaction-based rate, and it has been more volatile than other benchmark or market rates, such as three-month LIBOR, during certain periods. For these reasons, among others, there is no assurance that SOFR, or rates derived from SOFR, will perform in the same or similar way as LIBOR would have performed at any time, and there is no assurance that SOFR-based rates will be a suitable substitute for LIBOR.

Notwithstanding the discontinuation of LIBOR generally, the transition away from LIBOR may cause pricing volatility within the market for the Fund’s assets. Such volatility may negatively impact the pricing and liquidity of the relevant debt obligations. The transition from LIBOR to SOFR (or another reference rate) may also introduce operational risks in the Fund’s accounting, financial reporting, loan servicing, liability management and other aspects of the Fund’s business. However, we cannot reasonably estimate the impact of the transition at this time.

Further to the foregoing, on April 3, 2023, the FCA announced that it would compel ICE Benchmark Administration Limited to publish a non-representative synthetic LIBOR for one-, three- and six-month USD LIBOR settings for use in certain legacy contracts through the end of September 2024. Therefore, certain loans that bear interest based on LIBOR may not have migrated away from LIBOR on June 30, 2023.

The adoption of SOFR reference rates as a benchmark for CLOs is very recent, and there is little actual historical data. Although the Federal Reserve Bank of New York (“FRBNY”) started publishing SOFR in 2018 and has started publishing historical indicative SOFR dating back to 2014, such historical data inherently involves assumptions, estimates and approximations. The future performance of SOFR, and SOFR-based reference rates, cannot be predicted based on SOFR’s history or otherwise. Since the initial publication of SOFR, daily changes in SOFR have, on occasion, been more volatile than daily changes in comparable benchmark or market rates, and SOFR over the term of the CLOs may bear little or no relation to historical actual or historical indicative data.

Risks related to warehousing – Prior to a CLO closing and issuing CLO securities to CLO investors, in anticipation of such CLO closing, a vehicle (often the future CLO issuer) will purchase and “warehouse” a portion of the underlying loans (and, in the case of European CLOs, bonds) that will be held by such CLO (the “Warehouse”). To finance the accumulation of these assets, a financing facility (a “Warehouse Facility”) is opened, equitized either by the entity or affiliates of the entity that will become the collateral manager of the CLO upon its closing and/or by third-party investors that may or may not invest in the CLO. The Fund may use a portion of the net proceeds from the offering to purchase Warehouse investments (“Warehouse Investments”). A Warehouse Investment generally bears the risk that (i) the warehoused assets (typically primarily senior secured corporate loans) will drop in value during the warehousing period, (ii) certain of the warehoused assets default or for another reason are not permitted to be included in a CLO and a loss is incurred upon their disposition, and (iii) the anticipated CLO is delayed past the maturity date of the related Warehouse Facility or does not close at all, and, in either case, losses are incurred upon disposition of all of the warehoused assets. In the case of (iii), a particular CLO may not close for many reasons, including as a result of a market-wide material adverse change, a manager-related material adverse change or the discretion of the manager or the underwriter.

There can be no assurance that a CLO related to each such Warehouse Investment will be consummated. In the event a planned CLO is not consummated, the Warehouse investors (which may include the Fund) may be responsible for either holding or disposing of the warehoused assets. Because leverage is typically utilized in Warehouses, the potential risk of loss will be increased for the Warehouse investors. This could expose the Fund to losses, including in some cases a complete loss of all capital invested in the Warehouse Investment.

The Fund may be an investor in Warehouse Investments, and also an investor in CLOs that acquire Warehouse assets, including from Warehouses in which any of the Fund, other clients of the Sub-Adviser or the Sub-Adviser has directly or indirectly invested. This involves certain conflicts and risks.

The Warehouse Investments represent leveraged investments in the underlying assets of a Warehouse. Therefore, the NAV of a Warehouse Investment is anticipated to be affected by, among other things, (i) changes in the market value of the underlying assets of the Warehouse; (ii) distributions, defaults, recoveries, capital gains, capital losses and prepayments on the

City National Rochdale Strategic Credit Fund | PAGE 20

underlying assets of the Warehouse; and (iii) the prices, interest rates and availability of eligible assets for reinvestment. Due to the leveraged nature of a Warehouse Investment, a significant portion (and in some circumstances all) of the Warehouse Investments made by the Fund may not be repaid.

Risk Retention Vehicle risks – The Fund may invest in CLO debt and equity tranches and Warehouse Investments directly or indirectly through an investment in U.S. and/or European vehicles (“Risk Retention Vehicles”) established for the purpose of satisfying U.S. and/or E.U. regulations that require eligible risk retainers to purchase and retain specified amounts of the credit risk associated with certain CLOs, which vehicles themselves are invested in CLO securities, Warehouse Investments, and/or Senior Secured Obligations. Given the adoption of European retention requirements, there can be no guarantee that a liquid market in Risk Retention Vehicle interests will develop or be sustained or that such interests will trade at prices close to their NAVs, nor can there be any guarantee that such structures will satisfy the applicable European retention requirements. In addition, due to, inter alia, the evolving regulatory environment, there may be a limited number of holders of interests in any one Risk Retention Vehicle, which may mean that there is limited liquidity in such interests which may affect: (i) a holder’s (including the Fund’s) ability to realize some or all of their investment; (ii) the price at which a holder (including the Fund) can effect such realization; and/or (iii) the price at which such interests trade in the secondary market; accordingly, the Fund may be unable to realize its investment in Risk Retention Vehicles at such investment’s NAV or at all. Moreover, no indenture is likely to govern the Risk Retention Vehicles, and there are likely to be limited protections and no diversification requirements governing the investments held by the Risk Retention Vehicles.

In addition, Risk Retention Vehicles complying with the European retention requirements will, in addition to CLO equity and mezzanine tranches and Warehouse Investments, hold other investments directly, such as corporate loans and secured bonds, and will therefore be subject to the risks related to such investments.

Risks of holding a minority position – The Fund may hold a non-controlling interest in any CLO issuer, Warehouse Investment or Risk Retention Vehicle and, therefore, in such case, would have limited voting power with respect to such interest and the underlying assets and a limited ability to influence the management of any such investment. For example, one or more other holders of CLO equity may control the vote of the CLO equity in the underlying CLO, which typically includes the ability to cause the underlying CLO to optionally redeem (following the expiration of applicable noncall periods) its CLO securities, including its CLO equity and mezzanine tranches, to refinance certain tranches of its CLO securities and to make other material decisions that may affect the value of the CLO equity and mezzanine tranches, which could adversely impact returns to investors in the Fund.

Risk of limited transparency of investments – The Fund’s investments in CLO vehicles and other investments may be riskier and less transparent to the Adviser, the Sub-Adviser, the Fund and fund investors than direct investments in the underlying companies. There may be less information available to the Adviser and Sub-Adviser regarding the underlying debt investments held by certain CLO vehicles than if the Fund had invested directly in the debt of the underlying companies. In particular, the collateral manager may have no obligation to keep the Adviser, the Sub-Adviser or the Fund (or other holders of investments) informed as to matters relating to the collateral obligations, with limited exceptions. Particularly in the case of CLOs managed by parties other than CIFC, the Sub-Adviser is unlikely to know the details of the underlying assets of the CLO vehicles in which the Fund will invest.

In addition, the accounting and tax implications of the investments are complicated. In particular, reported earnings from the equity tranches of CLO issuers are recorded under generally accepted accounting principles based upon a constant yield calculation. Current taxable earnings on these investments, however, will generally not be determinable until after the end of the fiscal year of each individual issuer that ends within the Fund’s fiscal year, even though the investments are generating cash flow. In general, the tax treatment of these investments may result in higher distributable earnings taxable as ordinary income in the initial years of an investment in a CLO issuer and a capital loss at maturity, while for other reporting purposes the totality of cash flows is reflected in a constant yield to maturity.

Structured investments risk – The Fund may invest in structured products, including structured notes, credit-linked notes and other types of structured products. Holders of structured products bear risks of the underlying investments, index or reference obligation and are subject to counterparty risk. The Fund may have the right to receive payments only from the structured product, and generally does not have direct rights against the issuer or the entity that sold the assets to be securitized. While certain structured products enable the investor to acquire interests in a pool of securities without the brokerage and other expenses associated with directly holding the same securities, investors in structured products generally pay their share of the structured product’s administrative and other expenses. Although it is difficult to predict whether the prices of indices and securities underlying structured products will rise or fall, these prices (and, therefore, the prices of structured products) are generally influenced by the same types of political

City National Rochdale Strategic Credit Fund | PAGE 21

notes to financial statements
November 30, 2023 (unaudited)

and economic events that affect issuers of securities and capital markets generally. If the issuer of a structured product uses shorter term financing to purchase longer term securities, the issuer may be forced to sell its securities at below market prices if it experiences difficulty in obtaining such financing, which may adversely affect the value of the structured products owned by the Fund. Structured products generally entail risks associated with derivative instruments. Structured instruments may behave in ways not anticipated by the Fund, or they may not receive tax, accounting or regulatory treatment anticipated by the Fund.

Risks of subordinated securities – A holder of securities that are subordinated or “junior” to more senior securities of an issuer is entitled to payment after holders of more senior securities of the issuer. Subordinated securities are more likely to suffer a credit loss than non-subordinated securities of the same issuer, any loss incurred by the subordinated securities is likely to be proportionately greater, and any recovery of interest or principal may take more time. As a result, even a perceived decline in creditworthiness of the issuer is likely to have a greater impact on them.

Floating rate instrument risks – Floating rate loans and similar investments may be illiquid or less liquid than other investments. Market quotations for these securities may be volatile and/or subject to large spreads between bid and ask prices. No active trading market may exist for many floating rate loans, and many loans are subject to restrictions on resale. Any secondary market may be subject to irregular trading activity and extended trade settlement periods. In particular, loans may take longer than seven days to settle, potentially leading to the sale proceeds of loans not being available to meet redemptions for a substantial period of time after the sale of the loans. To the extent that sale proceeds of loans are not available, the Fund may sell securities that have shorter settlement periods or may access other sources of liquidity to meet repurchase offers requests. Loans may not be considered “securities,” and purchasers, such as the Fund, therefore may not be entitled to rely on the anti-fraud protections afforded by federal securities laws.

Risks of inverse floating rate obligations – The interest rate on inverse floating rate obligations will generally decrease as short-term interest rates increase, and increase as short-term rates decrease. Due to their leveraged structure, the sensitivity of the market value of an inverse floating rate obligation to changes in interest rates is generally greater than a comparable long-term bond issued by the same issuer and with similar credit quality, redemption and maturity provisions. Inverse floating rate obligations may be volatile and involve leverage risk.

Below investment grade securities and unrated securities risk – Below investment grade debt securities, which are commonly called “junk” bonds, are rated below BBB- by S&P or Baa3 by Moody’s, or have comparable ratings by another rating organization. Debt securities rated below investment grade, called “junk” bonds, are speculative, have a higher risk of default or are already in default, tend to be less liquid and are more difficult to value than higher grade securities. For example, under adverse market or economic conditions, the secondary market for junk bonds could contract further, independent of any specific adverse changes in the condition of a particular issuer, and certain securities in the Fund’s portfolio may become illiquid or less liquid. As a result, the Fund could find it more difficult to sell these securities or may be able to sell these securities only at prices lower than if such securities were widely traded. Junk bonds tend to be volatile and involve a greater risk of default and their prices are generally more volatile and sensitive to actual or perceived negative developments, such as a decline in the issuer’s revenues or revenues of underlying borrowers or a general economic downturn, than are the prices of higher grade securities. These risks are more pronounced for securities that are already in default. Debt securities in the lowest investment grade category also may be considered to possess some speculative characteristics by certain rating agencies. An economic downturn could severely affect the ability of issuers (particularly those that are highly leveraged) to service their debt obligations or to repay their obligations upon maturity.

Leveraging risk – The value of your investment may be more volatile and other risks tend to be compounded if the Fund borrows or when it has exposure to CLOs, structured instruments or other investments that have embedded leverage. Leverage generally magnifies the effect of any increase or decrease in the value of the Fund’s underlying assets and creates a risk of loss of value on a larger pool of assets than the Fund would otherwise have, potentially resulting in the loss of all assets. Engaging in such transactions may cause the Fund to liquidate positions when it may not be advantageous to do so to satisfy its obligations or meet segregation requirements.

Liquidity risk – Liquidity risk exists when particular investments are impossible or difficult to sell. Liquid investments may become illiquid after purchase by the Fund, particularly during periods of market turmoil. Markets may become illiquid when, for instance, there are few, if any, interested buyers or sellers or when dealers are unwilling or unable to make a market for certain securities. As a general matter, dealers recently have been less willing to make markets for fixed income securities. High-yield investments, including collateral held by CLOs in which the Fund invests, generally have limited liquidity. Other investments that the Fund may purchase in privately negotiated transactions may also be illiquid or subject to legal restrictions on their transfer. When the Fund holds illiquid investments, the

City National Rochdale Strategic Credit Fund | PAGE 22

portfolio may be harder to value, especially in changing markets, and if the Fund is forced to sell these investments to meet its cash needs, the Fund may suffer a loss.

In addition, when there is illiquidity in the market for certain investments, the Fund, due to limitations on illiquid investments, may be unable to achieve its desired level of exposure to a certain sector. Further, certain securities, once sold, may not settle for an extended period (for example, several weeks or even longer). The Fund will not receive its sales proceeds until that time, which may constrain the Fund’s ability to meet its obligations (including obligations to redeeming shareholders).

Valuation risk – The sales price the Fund could receive for any particular portfolio investment may differ from the Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets, that are priced based upon valuations provided by third party pricing services that use matrix or evaluated pricing systems, or that are valued using other fair value methodologies. These differences may increase significantly and affect fund investments more broadly during periods of market volatility. Investors who purchase shares or have their shares repurchased on days when the Fund is holding fair-valued securities may receive fewer or more shares or lower or higher proceeds than they would have received if the Fund had not fair-valued securities or had used a different valuation methodology. The Fund’s ability to value its investments may be impacted by technological issues and/or errors by pricing services or other third party service providers.

The Adviser has been designated by the Board as the valuation designee for the Fund pursuant to Rule 2a-5 under the 1940 Act. When market quotations are not readily available or are believed by the Adviser to be unreliable, the Adviser will fair value the Fund’s investments in good faith pursuant to the Fair Value Procedures. Fair value pricing may require subjective determinations about the value of a security or other asset. As a result, there can be no assurance that fair value pricing will result in adjustments to the prices of securities or other assets, or that fair value pricing will reflect actual market value, and it is possible that the fair value determined for a security or other asset will be materially different from quoted or published prices, from the prices used by others for the same security or other asset and/or from the value that actually could be or is realized upon the sale of that security or other asset.

Market risk – The market values of securities or other assets will fluctuate, sometimes sharply and unpredictably, due to changes in general market conditions, overall economic trends or local, regional or global events such as epidemics, pandemics or other public health issues, governmental actions or intervention, market disruptions caused by trade disputes or other factors, political and geopolitical factors, economic sanctions, adverse investor sentiment, cybersecurity events, or local, regional or global events such as wars, terrorism and other factors that may or may not be related to the issuer of the security or other asset. Adverse market conditions may be prolonged and may not have the same impact on all types of securities. Market prices of securities also may go down due to events or conditions that affect particular sectors, industries or issuers. When market prices fall, the value of your investment will go down. The Fund may experience a substantial or complete loss on any individual security.

Economies and financial markets throughout the world are increasingly interconnected. Economic, financial or political events, trading and tariff arrangements, public health events (such as the spread of infectious disease), wars, terrorism, cybersecurity events, technology and data interruptions, natural disasters and other circumstances in one country or region could have profound impacts on global economies or markets. As a result, whether or not the Fund invests in securities of issuers located in or with significant exposure to the countries or markets directly affected, the value and liquidity of the Fund’s investments may be negatively affected.

Additional Market Disruption. Russia’s invasion of Ukraine in February 2022, the resulting responses by the United States and other countries, and the potential for wider conflict, have increased and may continue to increase volatility and uncertainty in financial markets worldwide. The United States and other countries have imposed broad-ranging economic sanctions on Russia and Russian entities and individuals, and may impose additional sanctions, including on other countries that provide military or economic support to Russia. These sanctions, among other things, restrict companies from doing business with Russia and Russian issuers, and may adversely affect companies with economic or financial exposure to Russia and Russian issuers. The extent and duration of Russia’s military actions and the repercussions of such actions are not known. The invasion may widen beyond Ukraine and may escalate, including through retaliatory actions and cyberattacks by Russia and even other countries. These events may result in further and significant market disruptions and may adversely affect regional and global economies including those of Europe and the United States. Certain industries and markets, such as those involving oil, natural gas and other commodities, as well as global supply chains, may be particularly adversely affected. Whether or not the Fund invests in securities of issuers located in Russia, Ukraine and adjacent countries or with significant exposure to issuers in these countries, these events could negatively affect the value and liquidity of the Fund’s investments.

City National Rochdale Strategic Credit Fund | PAGE 23

notes to financial statements
November 30, 2023 (unaudited)

Although its effects have dissipated if not completely eradicated, the COVID-19 pandemic resulted in economic downturns throughout the world, severe losses, particularly to some sectors of the economy and individual issuers, and reduced liquidity of many instruments. The COVID-19 pandemic also caused significant disruptions to business operations, including business closures; strain on healthcare systems; disruptions to supply chains and employee availability; large fluctuations in consumer demand; large expansion of government deficits and debt as a result of government actions to mitigate the effects of the pandemic; and widespread uncertainty regarding the duration and long-term effects of the pandemic.

Rates of inflation have recently risen. Inflation has affected the global economy and global financial markets. Inflation occurs when prices increase and the purchasing power of money decreases. The value of assets or income from an investment may be worth less in the future as inflation decreases the value of money. As inflation increases, the real value of a portfolio’s assets can decline as can the value of a portfolio’s distributions. Governments around the world, including the U.S. government, have taken steps designed to manage inflation, including by raising interest rates. Interest rates may remain elevated or may rise further.

Regulatory risk – Legal, tax, and regulatory changes could occur and may adversely affect the Fund and its ability to pursue its investment strategies and/or increase the costs of implementing such strategies. New (or revised) laws or regulations may be imposed by the CFTC, the SEC, the U.S. Internal Revenue Service (“IRS”), the Federal Reserve or other banking regulators, other governmental regulatory authorities or self-regulatory organizations that supervise the financial markets that could adversely affect the Fund. In particular, these agencies are implementing a variety of new rules pursuant to financial reform legislation in the United States. The EU (and some other countries) is implementing similar requirements. The Fund also may be adversely affected by changes in the enforcement or interpretation of existing statutes and rules by these governmental regulatory authorities or self-regulatory organizations.

Reinvestment risk – Income from the Fund’s portfolio will decline if and when the Fund invests the proceeds from matured, traded or called debt obligations at market interest rates that are below the portfolio’s current earnings rate. For instance, during periods of declining interest rates, an issuer of debt obligations may exercise an option to redeem securities prior to maturity, forcing the Fund to invest in lower-yielding securities. The Fund also may choose to sell higher yielding portfolio securities and to purchase lower yielding securities to achieve greater portfolio diversification, because the portfolio managers believe the current holdings are overvalued or for other investment-related reasons. A decline in income received by the Fund from its investments is likely to have a negative effect on dividend levels and/or the Fund’s NAV.

Management and operational risk – The Fund is subject to the risk that the Sub-Adviser’s judgments and decisions may be incorrect or otherwise may not produce the desired results. The value of your investment may decrease if the Sub-Adviser’s judgment about the quality, relative yield or value of, or market trends affecting, a particular security or issuer, industry, sector, region or market segment, or about the economy or interest rates, is incorrect. The Fund may also suffer losses if there are imperfections, errors or limitations in the quantitative, analytic or other tools, resources, information and data used, or the analyses employed or relied on, by the Sub-Adviser, if such tools, resources or data are used incorrectly, fail to produce the desired results or otherwise do not work as intended, or if the Sub-Adviser’s allocation techniques or investment style are out of favor or otherwise fail to produce the desired results. The Fund’s investment strategies designed by the Adviser and the Sub-Adviser may not work as intended. In addition, the Fund’s investment strategies or policies may change from time to time. Those changes may not lead to the results intended by the Adviser or the Sub-Adviser and could have an adverse effect on the value or performance of the Fund. Any of these things could cause the Fund to lose value or its results to lag relevant benchmarks or other funds with similar objectives.

The Fund also is subject to the risk of loss as a result of other services provided by the Adviser, the Sub-Adviser and other service providers, including pricing, administrative, accounting, tax, legal, custody, transfer agency and other services.

Operational risk includes the possibility of loss caused by inadequate procedures and controls, human error and cyber-attacks, disruptions and failures affecting, or by, a service provider. For example, trading delays or errors (both human and systematic) could prevent the Fund from benefiting from potential investment gains or avoiding losses.

Cybersecurity risk – Cybersecurity incidents, both intentional and unintentional, may allow an unauthorized party to gain access to Fund assets, customer data (including private shareholder information), or proprietary information, or cause the Fund, the Adviser, and/or other service providers (including custodians, sub-custodians, transfer agents and financial intermediaries) to suffer data breaches, data corruption or loss of operational functionality. A cybersecurity incident may disrupt the processing of shareholder transactions, impact the Fund’s ability to calculate its net asset values, and prevent shareholders from redeeming their shares. Issuers of securities in which the

City National Rochdale Strategic Credit Fund | PAGE 24

Fund invests are also subject to cybersecurity risks, and the value of those securities could decline if the issuers experience cybersecurity incidents.

Focused investment risk – To the extent that the Fund focuses its investments in a particular industry, the value of the Fund’s shares will be more susceptible to events or factors affecting companies in that industry. These may include, but are not limited to, governmental regulation, inflation, rising interest rates, cost increases in raw materials, fuel and other operating expenses, technological innovations that may render existing products and equipment obsolete, competition from new entrants, high research and development costs, increased costs associated with compliance with environmental or other regulation and other economic, market, political or other developments specific to that industry. Similarly, to the extent that the CLO vehicles in which the Fund invests have loan portfolios that are concentrated in a limited number of industries or borrowers, a downturn in such industries or with respect to such borrowers may subject the vehicles, and in turn the Fund, to a risk of significant loss and could significantly impact the aggregate returns the Fund realizes. If an industry in which a CLO vehicle is heavily exposed suffers from adverse business or economic conditions, the Fund’s investment in that CLO vehicle could be affected adversely, which, in turn, could adversely affect the Fund’s performance. Also, the Fund may invest a substantial portion of its assets in companies in related sectors that may share common characteristics, are often subject to similar business risks and regulatory burdens and whose securities may react similarly to the types of events and factors described above, which will subject the Fund to greater risk. The Fund also will be subject to focused investment risk to the extent that it invests a substantial portion of its assets in a particular country or geographic region.

Repurchase offers risk – The Fund is an “interval fund” and, in order to provide liquidity to shareholders, the Fund, subject to applicable law, conducts quarterly repurchase offers of the Fund’s outstanding shares at NAV subject to approval of the Board. In all cases such repurchases will be for at least 5% and not more than 25%, and are currently expected to be for 8%, of its outstanding shares at NAV, pursuant to Rule 23c-3 under the 1940 Act. The Fund believes that these repurchase offers are generally beneficial to the Fund’s shareholders, and repurchases generally will be funded from available cash, borrowings or sales of portfolio securities. However, repurchase offers and the need to Fund repurchase obligations may affect the ability of the Fund to be fully invested or force the Fund to maintain a higher percentage of its assets in liquid investments, which may harm the Fund’s investment performance. Moreover, diminution in the size of the Fund through repurchases may result in untimely sales of portfolio securities (with associated imputed transaction costs, which may be significant), and may limit the ability of the Fund to participate in new investment opportunities or to achieve its investment objective. If the Fund employed investment leverage, repurchases of shares would compound the adverse effects of leverage in a declining market. In addition, if the Fund borrows money to finance repurchases, interest on that borrowing will negatively affect shareholders who do not tender their shares by increasing Fund expenses and reducing any net investment income. If a repurchase offer is oversubscribed, the Fund will repurchase the shares tendered on a pro rata basis, and shareholders will have to wait until the next repurchase offer to make another repurchase request. As a result, shareholders may be unable to liquidate all or a given percentage of their investment in the Fund during a particular repurchase. Some shareholders, in anticipation of proration, may tender more shares than they wish to have repurchased in a particular quarter, thereby increasing the likelihood that proration will occur. A shareholder may be subject to market and other risks, and the NAV of shares tendered in a repurchase offer may decline between the repurchase request deadline and the date on which the NAV for tendered shares is determined. In addition, the repurchase of shares by the Fund may be a taxable event to shareholders.

Borrowing risk – The Fund has and may, in the future, borrow to meet repurchase requests or for investment purposes (i.e., to purchase additional portfolio securities). The Fund’s borrowings may be on a secured or unsecured basis and at fixed or variable rates of interest. The Fund’s ability to obtain leverage through borrowings is dependent upon its ability to establish and maintain an appropriate line of credit. The use of leverage, including through borrowings, will increase volatility of the Fund’s investment portfolio and magnify the Fund’s investment losses or gains. Borrowing will also cost the Fund interest expense and other fees. The cost of borrowing may reduce the Fund’s return. In addition to any more stringent terms imposed by a lender, the 1940 Act requires a closed-end fund to maintain asset coverage of not less than 300% of the value of the outstanding amount of senior securities representing indebtedness (as defined in the 1940 Act) and generally requires a closed-end fund to make provision to prohibit the declaration of any dividend (except a dividend payable in stock of the Fund) or distribution on the Fund’s stock or the repurchase of any of the Fund’s stock, unless, at the time of the declaration or repurchase, there is asset coverage of at least 300% after deducting the amount of the dividend, distribution or purchase price, as the case may be. To satisfy 1940 Act requirements in connection with leverage or to meet obligations, the Fund may be required to dispose of portfolio securities when such disposition might not otherwise be desirable. There can be no assurances that the Fund’s use of leverage will be successful.

City National Rochdale Strategic Credit Fund | PAGE 25

notes to financial statements
November 30, 2023 (unaudited)

Expense risk – Your actual costs of investing in the Fund may be higher than the expenses shown in “Annual Fund Operating Expenses” for a variety of reasons. For example, expense ratios may be higher than those shown if overall net assets decrease. Net assets are more likely to decrease and the Fund’s expense ratio is more likely to increase when markets are volatile.

Conflicts of interest – The Adviser, the Sub-Adviser and their respective affiliates are engaged in a variety of businesses and have interests other than those relating to managing the Fund. The broad range of activities and interests of the Adviser, the Sub-Adviser and their respective affiliates gives rise to actual, potential and perceived conflicts of interest that could affect the Fund and its shareholders.

Tax risk – In order to qualify for the favorable tax treatment generally available to regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), and avoid fund-level taxes, the Fund must distribute substantially all of its income to its shareholders, and at least 90% of the Fund’s gross income each taxable year must consist of certain types of qualifying income. The Fund’s equity tranche investments in CLOs may jeopardize its ability to meet the distribution requirement. If the Fund were to lose its status as a regulated investment company as a result of the failure to meet the distribution requirement, the Fund would generally be subject to entity-level tax in the same manner as an ordinary corporation, and distributions to its shareholders generally would not be deductible by the Fund in computing its taxable income. Even if the Fund meets its minimum distribution requirements, its undistributed income and gains will generally be subject to entity-level tax, which will reduce the Fund’s returns.

Private placement risk – The Fund may invest in private placement securities that cannot be offered for public resale unless registered under the applicable securities laws or that have a contractual restriction that prohibits or limits their resale. Private placement securities are securities that have not been registered under the applicable securities laws, such as securities which may be resold only in accordance with Rule 144A under the Securities Act, and securities of U.S. and non-U.S. issuers that are issued pursuant to Regulation S of the Securities Act. Regulation S securities of U.S. and non-U.S. issuers are issued through private placements without registration with the SEC pursuant to Regulation S of the Securities Act. Private placements are generally subject to strict restrictions on resale. Privately placed securities may not be listed on an exchange and may have no active trading market, and as such may be illiquid. The Fund may be unable to sell a private placement security on short notice or may be able to sell them only at a price below current value. It may be more difficult to determine a market value for a restricted security. Also, the Fund may get only limited information about the issuer of a private placement security, so it may be less able to predict a loss. In addition, if Fund management receives material non-public information about the issuer, the Fund may as a result be unable to sell the securities. Private placement securities may involve a high degree of business and financial risk and may result in substantial losses.

9. LINE OF CREDIT

The Fund has a secured Loan Agreement (“LOC”) with U.S. Bank N.A. The Fund’s assets are pledged as collateral for any draw on the LOC. Under the terms of the LOC, borrowings for the Fund are limited to either the lesser of 10% of the Fund’s net assets or an explicit amount on the LOC. This LOC is in the form of $25 million dollar note, whose maturity was extended to June 6, 2024. Interest is charged to the Fund based on its borrowings at prime rate minus 0.50%.

During the six-month period ended November 30, 2023, the Fund LOC borrowings as follows:

Fund	Maximum Amount of Line of Credit (000)	Interest Expense (000)	Average Rate	Average Borrowings (000)	Maximum Amount Outstanding (000)
Strategic Credit Fund	$25,000	$—	7.75%	$160	$160

Amount designated as “—” is less than $500.

10.	SUBSEQUENT EVENTS

The Fund has evaluated the need for additional disclosures and/or adjustments resulting from subsequent events. Based on this evaluation, no adjustments were required to the financial statements as of November 30, 2023, and no issues were noted to disclose.

City National Rochdale Strategic Credit Fund | PAGE 26

disclosure of fund expenses (Unaudited)

All mutual funds have operating expenses. As a shareholder of the Fund, your investment is affected by these ongoing costs, which include (among others) costs for portfolio management, administrative services, class-specific distribution fees, acquired fund fees and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from the Fund’s gross income and directly reduce your final investment return. These expenses are expressed as a percentage of the Fund’s average net assets; this percentage is known as the Fund’s expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in the Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period (June 1, 2023 through November 30, 2023).

The table below illustrates the Fund’s costs in two ways:

Actual Fund Return. This section helps you to estimate the actual expenses that the Fund incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your actual account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for the Fund under “Expenses Paid During Period.”

Hypothetical 5% Return. This section helps you compare the Fund’s costs with those of other mutual funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess the Fund’s comparative cost by comparing the hypothetical result for the Fund in the “Expenses Paid During Period” column with those that appear in the same charts in the shareholder reports for other funds.

NOTE: Because the return is set at 5% for comparison purposes – NOT the Fund’s actual return – the account values shown do not apply to your specific investment.

	Beginning Account Value 6/1/2023	Ending Account Value 11/30/2023	Annualized Expense Ratios	Expense Paid During Period*
City National Rochdale Strategic Credit Fund
Actual Fund Return
Class I	$ 1,000	$ 1,116.60	1.96%	$ 10.37

Hypothetical 5% Return
Class I	$ 1,000	$ 1,015.20	1.96%	$ 9.87

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

City National Rochdale Strategic Credit Fund | PAGE 27

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City National Rochdale Strategic Credit Fund | PAGE 28

THANK YOU

for your investment with the City National Rochdale Strategic Credit Fund. We value the trust you have placed in us to help you achieve your financial goals.

For more information on the City National Rochdale Strategic Credit Fund, including charges and expenses, please call 1-888-889-0799 or go to citynationalrochdalefunds.com for a free prospectus. Read it carefully before you invest or send money.

City National Rochdale
INVESTMENT MANAGEMENT

CNR-SA-007-0500

Item 2. Code of Ethics.

Not applicable for semi-annual report.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual report.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual report.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual report.

Item 6. Investments

Schedule of Investments is included as part of the Report to Shareholders filed under Item 1 of this form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable for semi-annual report.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

(a) Not applicable for semi-annual report.

(b) Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees during the period covered by this report.

Item 11. Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR & 270.30a-3(c))) as of a date within 90 days of the filing date of the report, are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR & 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR & 240.13a-15(b) or 240.15d-15(b)).

(b) There has been no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR & 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Items 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Items 18. Recovery of Erroneously Awarded Compensation.

(a) Not applicable.

(b) Not applicable.

Items 19. Exhibits.

(a)(1) Not applicable for semi-annual report.

(a)(2) Not applicable.

(a)(3) A separate certification for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR & 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR & 270.30a-2(b)) also accompany this filing as an Exhibit.

SIGNATURES

Pursuant to the requirements of the securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	City National Rochdale Strategic Credit Fund

By (Signature and Title)	/s/ Kurt Hawkesworth
Kurt Hawkesworth,
President and Chief Executive Officer
Date: February 2, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Kurt Hawkesworth
Kurt Hawkesworth,
President and Chief Executive Officer
Date: February 2, 2024

By (Signature and Title)	/s/ Andrew Metzger
Andrew Metzger, Treasurer (Principal Financial and
Accounting Officer and Controller)
Date: February 2, 2024